CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 162,561	$ 422,841
Marketable securities	75,250
Accounts receivable, net	14,685	11,936
Inventories	59,970	36,243
Current portion of vendor advances	35,182	27,500
Prepaid expenses and other current assets	9,489	13,384
Total current assets	357,137	511,904
Property and equipment, net	31,331	14,703
Non-current portion of vendor advances		12,782
Operating lease assets	21,567	24,083
Other non-current assets	7,535	8,493
Total assets	417,570	571,965
Current liabilities:
Accounts payable	7,211	5,798
Deferred revenue, current	15,856	13,071
Accrued purchase commitments, current	2,146	5,329
Accrued expenses and other current liabilities	26,116	25,631
Total current liabilities	51,329	49,829
Deferred revenue, non-current	4,957	5,476
Warrant liabilities	5,370	26,229
Accrued purchase commitments, non-current		14,200
Operating lease liabilities	29,966	27,690
Other non-current liabilities	588	850
Total liabilities	92,210	124,274
Commitments and contingencies (Note 19)
Stockholders' equity:
Additional paid-in capital	921,278	874,886
Accumulated deficit	(595,938)	(427,215)
Total stockholders' equity	325,360	447,691
Total liabilities and stockholders' equity	417,570	571,965
Class A Common Stock
Stockholders' equity:
Common stock	17	17
Class B Common Stock
Stockholders' equity:
Common stock	$ 3	$ 3